Basis of Presentation and General Information, textuals (Details) - item	12 Months Ended
	Dec. 31, 2015	Dec. 11, 2007
General Information
Entity Incorporation, Date of Incorporation	Dec. 11, 2007
Entity Incorporation, State Country Name	Republic of the Marshall Islands
Percentage Of Ownership In Subsidiaries		100.00%
Number of subsidiaries owned by the entity	45	19
Number of drybulk vessels	36
Number Of Newbuild Vessels	8
Number of additional public common stock offerings	4
Number of additional public preferred stock offerings	3